Equity - Summary of Unearned Employee Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Restricted Stock Awards for Employees [Abstract]
Balance at January 1	$ (432,847)	$ (14,136)	$ (1,164,991)
Share-based payment expenses	11,840	387	728,748
Valuation adjustments	421,007	13,749	3,396
Balance at December 31	$ 0	$ 0	$ (432,847)